Risk management - Schedule of exposure to risk, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Financial assets	€ 193,716	€ 163,853	€ 176,554
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(226)	(215)	(284)
Spain
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	293,197
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,311)
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,328
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets	2,327	€ 2,625	€ 2,871	€ 2,939
Excess of gross exposure over maximum recoverable amount of effective collateral	211
Spain | Real estate operations in Spain | Construction and property development | Credit impaired
Disclosure of credit risk exposure [line items]
Excess of gross exposure over maximum recoverable amount of effective collateral	21
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,327
Spain | Real estate operations in Spain | Construction and property development | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	94
Written-off assets	487
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	(44)
Spain | Real estate operations in Spain | Construction and property development | Accumulated impairment | Credit impaired | Individually calculated
Disclosure of credit risk exposure [line items]
Financial assets	€ (33)